UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22591

Apollo Tactical Income Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) - 46.7%

AEROSPACE & DEFENSE - 1.5%
SRA International Term Loan, 07/20/18 (b)	4,000,000	4,000,000

AUTOMOTIVE - 0.2%
Avis Budget Group Tranche B Term Loan, 3.75%, 03/15/19	539,000	546,131
KAR Auction Services, Inc. Term Loan, 3.75%, 05/19/17	94,763	96,158

		642,289

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 5.0%
Asurion, LLC Incremental Tranche B-1 Term Loan, 05/24/19 (b)	1,995,000	2,019,818
BATS Global Markets, Inc. Term Loan, 12/19/18 (b)	2,887,500	2,903,757
Duff & Phelps Term Loan B, 03/14/20 (b)	1,838,000	1,862,133
Eze Software Group Term Loan 2, 03/14/21 (b)	736,000	752,560
Term Loan B, 03/14/20 (b)	675,000	686,252
MMM Holdings, Inc. MMM Term Loan, 12/12/17 (b)	1,543,860	1,554,481
MSO of Puerto Rico, Inc. MSO Term Loan, 12/12/17 (b)	1,122,807	1,130,532
VFH Parent LLC Term Loan, 07/08/16 (b)	2,493,750	2,528,039

		13,437,572

BEVERAGE, FOOD & TOBACCO - 2.3%
H.J. Heinz Co. Term Loan B-2, 03/28/20 (b)	6,000,000	6,058,740

CAPITAL EQUIPMENT - 1.2%
Hamilton Sundstrand Corp. Refinancing Term Loan, 12/13/19 (b)	1,995,000	2,014,401
Milacron LLC Term Loan B, 03/28/20 (b)	1,318,000	1,331,180

		3,345,581

CHEMICALS, PLASTICS, & RUBBER - 0.9%
Monarch (Luxembourg) First Lien Term Loan B-2, 09/20/19 (b) (c)	786,000	796,808
Tronox, Inc. (Netherlands) Term Loan B, 03/13/20 (b) (c)	1,487,000	1,510,695

		2,307,503

CONTAINERS, PACKAGING AND GLASS - 0.2%
Berlin Packaging Term Loan 1, 03/28/20 (b)	500,000	505,312

ENERGY: OIL & GAS - 1.2%
EMG Utica Term Loan 1, 03/27/20 (b)	1,553,000	1,564,648

	Principal Amount ($)	Value ($)
ENERGY: OIL & GAS (continued)
W3 Co. First Lien Term Loan, 03/13/20 (b)	1,519,000	1,534,829

		3,099,477

ENVIRONMENTAL INDUSTRIES - 1.1%
Tervita Corp. (Canada) Term Loan, 05/15/18 (b) (c)	3,000,000	3,042,195

HEALTHCARE & PHARMACEUTICALS - 3.4%
DJO Finance LLC Tranche B Term Loan, 09/15/17 (b)	813,960	827,862
Gentiva Health Services, Inc. Term Loan A, 08/17/15 (b)	2,968,750	2,974,331
InVentiv Health, Inc. Consolidated Term Loan, 7.50%, 08/04/16	446,030	444,172
Kindred Healthcare, Inc. Term Loan, 06/01/18 (b)	1,994,924	2,012,798
Sheridan Holdings, Inc. Term Loan B, 06/29/18 (b)	992,513	1,001,976
Vanguard Health Holding Co. II, LLC (Vanguard Health System, Inc.) Term Loan B, 01/29/16 (b)	1,920,000	1,946,803

		9,207,942

HIGH TECH INDUSTRIES - 6.1%
Freescale Semiconductor, Inc. Tranche B-4 Term Loan, 03/01/20 (b)	3,000,000	3,015,945
Sensus USA, Inc. First Lien Term Loan, 05/09/17 (b)	2,992,366	3,005,085
Sophia, L.P. Term Loan B, 07/19/18 (b)	2,992,500	3,040,006
SunGard Data Systems, Inc. Tranche E Term Loan, 4.00%, 03/08/20	5,986,000	6,057,084
Vertafore, Inc. Term Loan 1, 10/10/19 (b) (d)	1,322,000	1,331,915

		16,450,035

HOTEL, GAMING & LEISURE - 2.5%
Centaur Gaming Second Lien Term Loan, 02/20/20 (b)	3,000,000	3,060,000
Term Loan 1, 02/20/19 (b)	1,000,000	1,016,250
Orbitz Worldwide, Inc. Term Loan C, 03/25/19 (b)	2,565,000	2,595,459

		6,671,709

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.7%
Advantage Sales & Marketing, Inc. 2013 First Lien Term Loan, 12/18/17 (b)	2,992,500	3,030,849
Merrill Communications, LLC Term Loan, 03/08/18 (b)	4,190,000	4,199,428

		7,230,277

See accompanying Notes to Schedule of Investments.   |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION - 4.2%
Univision Communications, Inc.
2013 New First Lien Term Loan, 03/01/20 (b)	2,000,000	2,013,250
Converted Extended First Lien Term Loan, 03/01/20 (b)	2,000,000	2,013,430
Virgin Media Investment Holdings Ltd.
Term Loan B, 02/15/20 (b)	3,000,000	2,991,630
WideOpenWest Finance, LLC
Term Loan B, 04/01/19 (b)	4,302,000	4,351,301

		11,369,611

SERVICES: BUSINESS - 8.9%
First Data Corp.
2018 Dollar Term Loan, 4.20%, 03/23/18	4,000,000	3,993,260
HD Supply, Inc.
Term Loan, 10/12/17 (b)	2,000,000	2,023,340
MoneyGram Payment Systems Worldwide, Inc.
Term Loan B, 03/26/20 (b)	6,000,000	6,063,780
Sabre Holdings
Term B Loan, 02/19/19 (b)	1,995,000	2,024,735
Sutherland Global
Term Loan, 03/06/19 (b) (d)	5,983,667	5,938,789
Travelport LLC
Extended Delayed Draw Term Loan, 08/23/15 (b)	1,750,000	1,743,166
Term B Loan, 08/23/15 (b)	1,710,995	1,704,315
Tranche S Term Loan, 08/23/15 (b)	539,005	536,900

		24,028,285

SERVICES: CONSUMER - 0.8%
Laureate Education, Inc.
Series 2018 Extended Term Loan, 06/15/18 (b)	1,994,928	2,017,999

TELECOMMUNICATIONS - 3.6%
Avaya, Inc.
Term B-5 Loan, 03/31/18 (b)	3,988,463	4,021,188
U.S. TelePacific Corp.
Term Loan, 02/23/17 (b)	1,534,957	1,533,998
Zayo Group, LLC (Zayo Capital, Inc.)
Term Loan, 07/02/19 (b)	3,989,950	4,035,974

		9,591,160

TRANSPORTATION: CARGO - 0.9%
American Petroleum
Term Loan B, 09/28/19 (b)	810,000	812,025
Commercial Barge Line Co.
Term Loan 1, 09/22/19 (b) (d)	1,702,000	1,710,510

		2,522,535

Total Senior Loans (Cost $124,479,263)		125,528,222

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds - 28.1%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 3.6%
Jefferies Finance, LLC (JFin Co.-Issuer Corp.)
7.38%, 04/01/20 (e)	5,500,000	5,623,750
Nationstar Mortgage, LLC (Nationstar Capital Corp.)
6.50%, 07/01/21 (e)	3,860,000	4,043,350

		9,667,100

BEVERAGE, FOOD & TOBACCO - 2.1%
Chiquita Brands International, Inc. (Chiquita Brands, LLC)
7.88%, 02/01/21 (e)	5,400,000	5,676,750

CAPITAL EQUIPMENT - 1.5%
Milacron, LLC (Micron Finance Corp.)
7.75%, 02/15/21 (e)	4,000,000	4,155,000

CHEMICALS, PLASTICS, & RUBBER - 2.4%
PetroLogistics LP (PetroLogistics Finance Corp.)
6.25%, 04/01/20 (e)	2,354,000	2,380,482
TPC Group, Inc.
8.75%, 12/15/20 (e)	4,000,000	4,185,000

		6,565,482

CONSUMER GOODS: NON-DURABLE - 0.6%
Levi Strauss & Co.
6.88%, 05/01/22 (e)	1,500,000	1,650,000

ENERGY: OIL & GAS - 0.4%
Western Refining, Inc.
6.25%, 04/01/21 (e)	1,000,000	1,023,750

ENVIRONMENTAL INDUSTRIES - 2.2%
Tervita Corp. (Canada)
8.00%, 11/15/18 (c) (e)	2,000,000	2,071,250
9.75%, 11/01/19 (c) (e)	3,800,000	3,743,000

		5,814,250

HOTEL, GAMING & LEISURE - 0.2%
Diamond Resorts Corp.
12.00%, 08/15/18	550,000	610,500

MEDIA: BROADCASTING & SUBSCRIPTION - 4.4%
Intelsat Luxembourg SA (Luxembourg)
7.75%, 06/01/21 (c) (e)	7,000,000	7,140,000
Nara Cable Funding Ltd. (Ireland)
8.88%, 12/01/18 (c) (e)	2,625,000	2,762,812
Ono Finance II PLC (Ireland)
10.88%, 07/15/19 (c) (e)	1,800,000	1,872,000

		11,774,812

METALS & MINING - 3.7%
Inmet Mining Corp. (Canada)
8.75%, 06/01/20 (c) (e)	1,753,000	1,954,595
SunCoke Energy Partners LP (SunCoke Energy Partners Finance Corp.)
7.38%, 02/01/20 (e)	606,000	640,845

2    |     See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)

METALS & MINING (continued)
Walter Energy, Inc.
8.50%, 04/15/21 (e)	4,000,000	4,110,000
9.88%, 12/15/20 (e)	2,950,000	3,215,500

		9,920,940

RETAIL - 1.5%
Coinstar, Inc.
6.00%, 03/15/19 (e)	4,000,000	4,100,000

SERVICES: BUSINESS - 2.6%
First Data Corp.
10.63%, 06/15/21 (e) (f)	5,000,000	5,081,250
11.25%, 01/15/21 (e)	1,800,000	1,881,000

		6,962,250

TELECOMMUNICATIONS - 2.9%
Avaya, Inc.
9.00%, 04/01/19 (e)	4,000,000	4,180,000
MetroPCS Wireless, Inc.
6.25%, 04/01/21 (e)	3,500,000	3,574,375

		7,754,375

Total Corporate Notes and Bonds (Cost $74,689,919)		75,675,209

	Principal Amount ($)	Value ($)
Asset Backed Securities (g) - 0.4%
Dryden XXIV Senior Loan Fund, Collateralized Loan Obligation, Series 2012-24A, Class E (Cayman Islands)
6.19%, 11/15/23 (c) (d) (e) (h)	1,000,000	987,500

Total Asset Backed Securities (Cost $987,590)		987,500

Total Investments-75.2% (Cost of $200,156,772) (i)		202,190,931
Other Assets & Liabilities, Net-24.8%		66,635,553

Net Assets-100.0%		268,826,484

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien interest and pay interest at rates that are periodically determined on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate, (ii) the prime rate offered by one or more major United States banks and/or (iii) the certificate of deposit rate used by commercial lenders. The rate shown represents the weighted average rate at March 31, 2013. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	Securities exempt from registration under Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $76,052,209 or 28.3% of net assets.
(f)	When-issued security with settlement to occur at a later date. The value of this security is subject to market flucuations from the date purchased.
(g)	Asset backed securities include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a Special Purpose Vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.
(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2013.
(i)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$2,117,234
Gross unrealized depreciation	(83,075)

Net unrealized appreciation	$2,034,159

See accompanying Notes to Schedule of Investments.    |    3

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

As of March 31, 2013 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean price based on valuations provided by approved independent third party pricing services. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

Senior loans, corporate notes and bonds and collateralized loan obligations are priced based on valuations provided by approved independent, third-party pricing services or brokers, if available. If a price is not available from an independent, third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

4    |

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2013 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at March 31, 2013 were valued using prices provided by an approved third party pricing service and/or broker quotes. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of March 31, 2013 are as follows:

Investments in Securities:	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Senior Loans	$125,528,222	$—	$116,547,008	$8,981,214
Corporate Notes and Bonds	75,675,209	—	75,675,209	—
Asset Backed Securities	987,500	—	—	987,500

Total Investments	$202,190,931	$—	$192,222,217	$9,968,714

The Fund did not have any liabilities that were measured at fair value at March 31, 2013. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2013.

	Total Fair Value	Senior Loans	Asset Backed Securities

Fair Value, beginning of period	$—	$—	$—
Purchases	9,846,904	8,859,404	987,500
Sales	—	—	—
Accrued discounts/premiums	90	—	90
Total net realized gains/ losses	—	—	—
Total net unrealized gains/ losses	121,720	121,810	(90)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Fair Value, end of period	$9,968,714	$8,981,214	$987,500

There were no transfers out of and into Level 3 and into/from Level 2. Net change in unrealized gains (losses) attributable to Level 3 investments still held at March 31, 2013 was $121,720.

For more information with regard to significant accounting policies, see the Fund’s prospectus dated February 25, 2013 as filed with the Securities and Exchange Commission.

    |    5

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 17, 2013

By (Signature and Title)	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer
(principal financial officer)

Date	May 17, 2013